Segment Information - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 43,587	$ 39,284	$ 128,676	$ 112,487
Knutsen NYK Offshore Tankers AS [Member]
Revenue, Major Customer [Line Items]
Revenues		5,113		15,526
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	11,368	11,368	33,866	29,250
Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Revenues	11,816	11,810	35,191	35,000
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	5,809	5,864	16,038	17,345
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	4,793	$ 5,126	14,553	$ 15,212
Brazil Shipping I Limited, a Subsidiary of Shell [Member]
Revenue, Major Customer [Line Items]
Revenues	5,210		15,344
Standard Marine AS, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 4,394		$ 13,087
Customer Concentration Risk [Member] | Revenues [Member] | Knutsen NYK Offshore Tankers AS [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers		13.00%		14.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	26.00%	29.00%	27.00%	26.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	27.00%	30.00%	27.00%	31.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%	15.00%	13.00%	15.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	11.00%	13.00%	11.00%	14.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of Shell [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%		12.00%
Customer Concentration Risk [Member] | Revenues [Member] | Standard Marine AS, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	10.00%		10.00%